MONEY MARKET OBLIGATIONS TRUST

                         Federated Investors Funds
                           5800 Corporate Drive
                    Pittsburgh, Pennsylvania 15237-7000


                               June 2, 2004


EDGAR Operations Branch
Securities and Exchange Commission
Division of Investment Management
450 Fifth Street, Northwest
Washington, DC  20549

     RE: MONEY MARKET OBLIGATIONS TRUST (the "Trust")
            Federated Tax - Free Instruments Trust
            Institutional Service Shares
            Investment Shares
           1933 Act File No. 33-31602
           1940 Act File No. 811-5950

Dear Sir or Madam:

      Pursuant  to  Rule  497(j)  of  the   Securities   Act  of  1933,   the
above-referenced   Trust  hereby  certifies  that  the  definitive  forms  of
Prospectuses and Statement of Additional Information dated May 31, 2004, that would have been filed under Rule 497(c), do not differ from the forms of Prospectuses and Statement of Additional Information contained in the most recent Registration Statement for the Trust. This Registration Statement was electronically filed under Rule 485(b) as Post-Effective amendment No. 67 on June 1, 2004.

      If you have any questions regarding this certification, please contact me at (412) 288-7404.

                                                Very truly yours,



                                                /s/ Leslie K. Ross
                                                Leslie K. Ross
                                                Assistant Secretary